Taxes - Summary of Aging of the Unrecognized Tax Carryforwards (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	$ 1,472
Later than four years and not later than five years [member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	14
Later than five years [member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	36
2022 [Member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	1
2023 [Member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	13
2024 [Member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	9
2025 [Member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	4
2026 [Member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	68
2027 [Member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	78
2028 [Member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	88
2029 [Member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	97
2030 and thereafter [Member]
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	$ 1,064